Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-10409
Entity Registrant Name	InterContinental Hotels Group PLC
Entity Address, Country	GB
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1 Windsor Dials
Entity Address, Address Line Two	Arthur Road
Entity Address, City or Town	Windsor
Entity Address, Postal Zip Code	SL4 1RS
Entity Common Stock, Shares Outstanding	164,711,854
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Fiscal Year Focus	2025
Entity Central Index Key	0000858446
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact
Document Information [Line Items]
Entity Address, Country	GB
Entity Address, Address Line One	1 Windsor Dials
Entity Address, Address Line Two	Arthur Road
Entity Address, City or Town	Windsor
Entity Address, Postal Zip Code	SL4 1RS
Contact Personnel Name	Nicolette Henfrey
City Area Code	+44
Local Phone Number	(0)1753 972000
Contact Personnel Email Address	companysecretariat@ihg.com
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	IHG
Security Exchange Name	NYSE
Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares of 20 340 ⁄ 399 pence each
Trading Symbol	IHG
Security Exchange Name	NYSE